Schedule of Fair Value Hierarchy for Assets and Liabilities (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Trading loans, securities, and other1
Trading loans, securities, and other	$ 152,090	$ 143,726
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,340	10,946
Derivatives
Derivatives	87,382	103,873
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,818	5,039
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	69,865	69,675
Securities purchased under reverse repurchase agreements	204,333	160,167
FINANCIAL LIABILITIES
Trading deposits	30,980	23,805
Derivatives
Derivatives	71,640	91,133
Securitization liabilities at fair value	14,422	12,612
Financial liabilities designated at fair value through profit or loss	192,130	162,786
Obligations related to securities sold short	44,661	45,505
Obligations related to securities sold under repurchase agreements	166,854	128,024
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	152,090	143,726
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,340	10,946
Derivatives
Derivatives	87,382	103,873
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,818	5,039
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	69,865	69,675
Securities purchased under reverse repurchase agreements	9,649	7,450
FINANCIAL LIABILITIES
Trading deposits	30,980	23,805
Derivatives
Derivatives	71,640	91,133
Securitization liabilities at fair value	14,422	12,612
Financial liabilities designated at fair value through profit or loss	192,130	162,786
Obligations related to securities sold short	44,661	45,505
Obligations related to securities sold under repurchase agreements	12,641	9,509
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	9,145	9,662
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	18,210	16,368
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,445	7,706
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	19,940	20,240
Recurring fair value measurement [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	24,394	23,468
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11,002	11,559
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,811	8,341
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,498	1,682
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,698	2,109
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,277	1,033
Recurring fair value measurement [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,072	6,604
Recurring fair value measurement [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	14,613	12,393
Recurring fair value measurement [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,114	4,440
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,890	8,681
Recurring fair value measurement [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	54,237	44,456
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,513	3,319
Recurring fair value measurement [member] | Trading Loans [member]
Trading loans, securities, and other1
Trading loans, securities, and other	17,261	11,749
Recurring fair value measurement [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,411	17,233
Recurring fair value measurement [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	3	5
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,845	7,681
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,818	5,039
Recurring fair value measurement [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,495	3,265
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	421	2,353
Recurring fair value measurement [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	22,910	23,866
Derivatives
Derivatives	21,206	19,278
Recurring fair value measurement [member] | Foreign exchange contracts [member]
Derivatives
Derivatives	57,413	72,046
Derivatives
Derivatives	44,873	62,402
Recurring fair value measurement [member] | Credit contracts [member]
Derivatives
Derivatives	54	56
Derivatives
Derivatives	172	152
Recurring fair value measurement [member] | Equity contracts [member]
Derivatives
Derivatives	4,897	4,307
Derivatives
Derivatives	3,279	5,863
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivatives	2,108	3,598
Derivatives
Derivatives	2,110	3,438
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	61,880	61,130
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	269	228
Derivatives
Derivatives	407	840
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,133	840
Derivatives
Derivatives	290	369
Obligations related to securities sold short	1,329	2,909
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	72	620
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	2	2
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	54,186	44,424
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,133	840
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,620	16,084
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	269	228
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	17	167
Derivatives
Derivatives	16	112
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign exchange contracts [member]
Derivatives
Derivatives	26	35
Derivatives
Derivatives	19	23
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity contracts [member]
Derivatives
Derivatives	58	4
Derivatives
Derivatives	7
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	306	634
Derivatives
Derivatives	248	234
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	90,068	82,547
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,091	9,873
Derivatives
Derivatives	86,953	102,983
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,818	5,039
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	66,328	66,298
Securities purchased under reverse repurchase agreements	9,649	7,450
FINANCIAL LIABILITIES
Trading deposits	29,995	23,389
Derivatives
Derivatives	71,174	90,530
Securitization liabilities at fair value	14,422	12,612
Financial liabilities designated at fair value through profit or loss	192,108	162,742
Obligations related to securities sold short	43,332	42,596
Obligations related to securities sold under repurchase agreements	12,641	9,509
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	9,073	9,042
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	18,210	16,368
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,445	7,706
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	19,940	20,240
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	24,325	23,466
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11,002	11,559
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,811	8,341
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,498	1,682
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,698	2,109
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,277	1,033
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,067	6,604
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	14,553	12,344
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,114	4,440
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,863	8,621
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	41	32
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3	2
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading Loans [member]
Trading loans, securities, and other1
Trading loans, securities, and other	17,261	11,749
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	791	1,149
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	3	5
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,596	6,608
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,818	5,039
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,495	3,265
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	421	2,353
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	22,893	23,699
Derivatives
Derivatives	21,064	19,010
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign exchange contracts [member]
Derivatives
Derivatives	57,380	72,006
Derivatives
Derivatives	44,841	62,378
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Credit contracts [member]
Derivatives
Derivatives	54	56
Derivatives
Derivatives	172	152
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity contracts [member]
Derivatives
Derivatives	4,839	4,303
Derivatives
Derivatives	3,251	5,804
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	1,787	2,919
Derivatives
Derivatives	1,846	3,186
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	142	49
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	980	845
Derivatives
Derivatives	22	50
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,404	2,537
FINANCIAL LIABILITIES
Trading deposits	985	416
Derivatives
Derivatives	176	234
Financial liabilities designated at fair value through profit or loss	22	44
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	67
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	5
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	60	49
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	27	60
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	10
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,377	2,477
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	980	845
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	126	156
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign exchange contracts [member]
Derivatives
Derivatives	7	5
Derivatives
Derivatives	13	1
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity contracts [member]
Derivatives
Derivatives	21	59
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	15	45
Derivatives
Derivatives	$ 16	$ 18